Common Stock Reserved for Issuance (Details)	Dec. 31, 2017 shares
Class of Stock [Line Items]
Common stock reserved for issuance (shares)	17,345,014
Common stock warrants
Class of Stock [Line Items]
Common stock reserved for issuance (shares)	83,237
Equity award plans
Class of Stock [Line Items]
Common stock reserved for issuance (shares)	3,732,143
Stock options | Common stock
Class of Stock [Line Items]
Common stock reserved for issuance (shares)	9,313,633
Restricted stock units
Class of Stock [Line Items]
Common stock reserved for issuance (shares)	4,216,001